Dividends	12 Months Ended
Dec. 31, 2022
Dividends
Dividends
13. Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2022	2021	2020
Dividend declared and paid (interim)	3,905	8,347	1,338
Dividend declared after 31 December (final)	3,452	5,252	9,485
Total dividends declared for the year	7,357	13,599	10,823
Dividend per share (interim) — cents	138	292	50
Dividend per share (final) — cents	122	187	321
Dividends paid during the financial year	9,197	17,832	1,338
Dividends paid to NCI of subsidiaries during the financial year	256	344	360
Total dividends paid for the year[1]	9,453	18,176	1,698
[1] The dividends paid is influenced by the number of shares in issue at the time of payment
Dividend policy
Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns.
Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments, gain/loss on disposal of property, plant and equipment, occupational healthcare expenses, restructuring costs, transactions costs, share-based payment expenses on B-BBEE transactions, gain on acquisitions, net other business development costs, share of results of equity-accounted investees, all after tax and the impact of NCI, and changes in estimated deferred tax rate.
In line with Sibanye-Stillwater’s capital allocation framework, the Board of Directors resolved to pay a final dividend of 122 (2021: 187 and 2020: 321) SA cents per share. Together with the interim dividend of 138 (2021: 292 and 2020: 50) SA cents per share, which was declared and paid, this brings the total dividend for the year ended 31 December 2022 to 260 (2021: 479 and 2020: 371) cents per share and this amounts to a payout of 35% (2021: 35% and 2020: 35%) of normalised earnings.
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2022	2021	2020
Profit attributable to the owners of Sibanye-Stillwater	18,396	33,054	29,312
Adjusted for:
Loss on financial instruments	4,279	6,279	2,450
(Gain)/loss on foreign exchange differences	(616)	(1,149)	255
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Restructuring costs	363	107	436
Transaction costs	152	140	139
Occupational healthcare (gain)/expense	(211)	(14)	52
Loss on BTT early settlement	—	—	186
Income on settlement of legal dispute	—	—	(580)
Loss due to dilution of interest in joint operation	—	4	30
Early redemption premium on the 2025 Notes	—	196	—
Loss on settlement of US$ Convertible Bond	—	—	1,507
Change in estimated deferred tax rate	(53)	(86)	54
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Loss on deconsolidation of subsidiaries	308	—	—
Profit on sale of Lonmin Canada	(145)	—	—
Profit on sale of St Helena Hospital	—	(16)	—
Tax effect of the items adjusted above	(33)	(2,755)	(1,277)
NCI effect of the items listed above	36	—	(37)
Normalised earnings[1]	21,021	38,883	30,607
[1] Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS